Consolidated Statements of Condition (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Consolidated Condensed Statements Of Condition [Abstract]
Common stock, par value	$ 0.625	$ 0.625
Common stock, shares authorized	400,000,000	400,000,000
Common stock, shares issued	234,219,663	236,369,554
Preferred stock, no par value	$ 0	$ 0
Preferred Stock Liquidation Preference Value	$ 100,000	$ 100,000
Preferred stock, shares authorized	1,000	1,000
Preferred stock, shares issued	1,000	1,000